United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—69.8%
		Basic Industry—Chemicals—0.8%
$1,320,000		Albemarle Corp., 4.15%, 12/1/2024	$1,372,078
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	1,463,749
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,626,541
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,491,821
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,640,920
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	485,989
750,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	751,950
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	1,218,882
		TOTAL	12,051,930
		Basic Industry - Metals & Mining—4.7%
2,500,000		Alcoa, Inc., 5.87%, 2/23/2022	2,830,812
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,678,873
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,726,675
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,243,220
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,623,023
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	836,936
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	941,862
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	795,147
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,875,990
2,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	2,209,200
4,000,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	4,345,000
1,370,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	1,486,279
750,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	793,125
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,443,514
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,187,870
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,919,593
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,224,000
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,819,050
5,500,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	5,532,868
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,473,315
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,719,820
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,389,103
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	592,417
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	1,009,391
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,147,500
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,279,153
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,361,540
4,770,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	5,455,392
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,572,615
		TOTAL	71,513,283
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,673,397
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,480,635
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,260,902
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—continued
$2,000,000		Westvaco Corp., 7.65%, 3/15/2027	$2,187,252
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,455,497
		TOTAL	14,057,683
		Capital Goods - Aerospace & Defense—0.7%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,722,500
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	3,171,250
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	683,312
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	1,837,902
760,000		Textron Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	785,020
690,000		Textron Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	730,031
		TOTAL	10,930,015
		Capital Goods - Building Materials—0.8%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,310,000
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	4,025,175
2,400,000		Valmont Industries, Inc., 5.25%, 10/1/2054	2,354,834
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,744,605
		TOTAL	12,434,614
		Capital Goods - Construction Machinery—0.3%
4,380,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	4,951,397
		Capital Goods - Diversified Manufacturing—1.1%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,095,848
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,241,100
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,173,469
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,203,921
3,970,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	4,447,424
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,915,075
		TOTAL	16,076,837
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	633,582
		Capital Goods - Packaging—0.5%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,801,605
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,760,381
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,111,063
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,028,505
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,080,522
		TOTAL	6,782,076
		Communications - Cable & Satellite—1.7%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,272,003
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,631,324
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,011,369
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,634,625
1,250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	1,336,691
1,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	1,031,911
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,417,044
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,650,975
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,725,497
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,487,142
3,310,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	3,652,744
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,243,596

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	$445,107
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	3,093,200
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	266,678
		TOTAL	24,899,906
		Communications - Media & Entertainment—3.8%
3,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	3,231,540
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	1,230,263
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	4,129,707
2,350,000		CBS Corp., 4.90%, 8/15/2044	2,487,503
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,114,039
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,474,440
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	829,792
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	3,020,211
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	479,346
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,375,169
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,648,588
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,090,781
1,100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	1,138,659
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,719,610
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,100,971
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,942,820
2,000,000		Viacom, Inc., 4.85%, 12/15/2034	2,067,254
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	1,319,964
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	703,155
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,847,650
2,950,000		WPP Finance 2010, 3.75%, 9/19/2024	3,091,364
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,809,311
		TOTAL	57,852,137
		Communications - Telecom Wireless—1.3%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	409,040
2,900,000		American Tower Corp., 3.45%, 9/15/2021	2,906,255
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,013,640
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,492,120
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,753,565
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,127,670
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,282,004
		TOTAL	18,984,294
		Communications - Telecom Wirelines—2.9%
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,947,300
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,961,250
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,842,700
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	3,122,104
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,236,487
13,850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,897,709
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	8,354,839
		TOTAL	43,362,389
		Consumer Cyclical - Automotive—2.7%
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,151,470
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,536,722

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	$2,049,648
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	3,319,395
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,902,158
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,963,819
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	957,230
2,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	2,735,777
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	988,995
1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	1,251,129
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,514,197
2,500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	2,560,448
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,733,807
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	448,526
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,654,434
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,718,355
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,654,134
		TOTAL	41,140,244
		Consumer Cyclical - Leisure—0.4%
3,395,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	3,604,964
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,126,649
		TOTAL	6,731,613
		Consumer Cyclical - Lodging—1.1%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,095,000
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,139,250
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	3,959,569
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,065,354
2,850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 2.95%, 3/1/2017	2,911,278
1,050,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 3.90%, 3/1/2023	1,050,088
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,066,328
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	832,070
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	12,842
		TOTAL	17,131,779
		Consumer Cyclical - Retailers—1.1%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,690,992
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,147,107
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,419,882
2,590,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,820,461
1,346,189	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,482,585
2,900,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	2,969,194
300,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	326,026
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	729,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,281,773
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	925,647
		TOTAL	15,792,667
		Consumer Cyclical - Services—1.3%
3,390,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	3,370,731
1,460,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 3.60%, 11/28/2024	1,467,096
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,875,372
2,700,000		Expedia, Inc., 4.50%, 8/15/2024	2,729,144
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,225,512

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	$1,346,149
		TOTAL	20,014,004
		Consumer Non-Cyclical - Food/Beverage—1.9%
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	612,500
3,150,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	3,205,437
1,120,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	1,409,446
1,954,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,930,560
1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	1,686,703
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,718,000
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,837,251
783,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,090,831
2,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	3,092,162
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,415,002
710,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	740,227
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,244,838
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,183,658
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,849,383
		TOTAL	29,015,998
		Consumer Non-Cyclical - Health Care—0.4%
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	292,161
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	1,067,284
1,455,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,527,036
765,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	838,794
1,330,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	1,364,318
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	653,387
		TOTAL	5,742,980
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	3,006,946
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	815,627
1,830,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	1,925,861
		TOTAL	5,748,434
		Consumer Non-Cyclical - Products—0.4%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	917,528
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	2,944,324
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,692,073
		TOTAL	5,553,925
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,315,462
300,000		Safeway Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	299,250
		TOTAL	1,614,712
		Consumer Non-Cyclical - Tobacco—0.2%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	321,824
1,845,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	1,980,139
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,237,830
		TOTAL	3,539,793
		Energy - Independent—1.4%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,962,919
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,560,158
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,132,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	$7,915,950
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	635,818
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,201,865
		TOTAL	21,409,090
		Energy - Integrated—1.9%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,854,513
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,971,824
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,217,195
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,642,894
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,203,927
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,671,001
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,419,474
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	490,806
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,287,803
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	293,943
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,451,008
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,345,440
		TOTAL	28,849,828
		Energy - Midstream—1.7%
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	3,508,936
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,007,738
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,578,500
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	927,581
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,909,285
900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	924,340
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,618,420
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,372,199
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	972,634
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,070,491
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	2,269,720
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,416,860
		TOTAL	25,576,704
		Energy - Oil Field Services—0.6%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	691,581
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,418,123
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,287,599
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	226,304
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	947,405
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	103,238
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,562,864
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	574,745
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	533,619
394,375	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	327,331
		TOTAL	9,672,809
		Energy - Refining—0.6%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	896,246
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	887,701
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,170,571

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	$4,848,858
		TOTAL	8,803,376
		Financial Institution - Banking—11.0%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,809,021
2,000,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	2,025,940
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,044,982
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,473,007
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	5,034,220
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,535,947
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 4.00%, 4/1/2024	1,956,897
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	2,006,070
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	11,399,533
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	9,236,045
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,486,416
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,742,757
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,550,011
2,800,000		Citigroup, Inc., 4.30%, 11/20/2026	2,887,296
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,563,492
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,109,808
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,550,557
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,102,841
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,573,720
2,072,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,842,881
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,653,783
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,669,881
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	1,014,897
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,464,562
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,681,631
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,515,579
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,573,691
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,912,579
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	682,181
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,002,155
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,031,700
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	1,993,934
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,269,920
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,205,554
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	739,763
9,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	9,698,046
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,772,967
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,158,844
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,027,306
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,398,329
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	2,286,802
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,826,337
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,668,786
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,469,911
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	4,467,887
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,537,432

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.891%, 3/29/2049	$472,500
4,150,478	[1,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	2,633,977
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,174,103
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,029,154
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,181,791
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,179,706
		TOTAL	166,327,129
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,750,000
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,890,362
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,515,734
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,698,482
1,500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,704,975
4,390,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	5,264,883
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,425,856
2,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	2,882,983
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,712,746
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	826,013
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,500,034
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	1,031,995
		TOTAL	31,204,063
		Financial Institution - Finance Companies—3.0%
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,506,972
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	963,150
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,594,206
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,364,717
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.10%, 1/9/2023	3,110,313
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	1,691,934
5,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	8,019,808
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	3,236,657
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,129,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,677,123
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,523,910
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,543,124
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,686,667
		TOTAL	45,047,581
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	913,857
		Financial Institution - Insurance - Life—3.6%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,823,592
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,275,042
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,429,710
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,137,947
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,152,192
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,376,139
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,419,713
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	1,065,656
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,441,978
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	858,481

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	$6,251,807
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,674,000
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	1,008,032
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	5,318,864
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,494,522
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,038,200
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,204,375
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,046,855
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,285,419
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5,391,671
		TOTAL	54,694,195
		Financial Institution - Insurance - P&C—1.3%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	580,353
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,154,522
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,059,078
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	843,516
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,814,809
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	944,129
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	3,102,589
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,504,341
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,224,817
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,489,062
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	275,076
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,548,398
		TOTAL	19,540,690
		Financial Institution - REIT - Apartment—0.4%
3,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	3,070,680
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,168,648
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,003,230
		TOTAL	6,242,558
		Financial Institution - REIT - Healthcare—0.3%
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	535,992
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,312,080
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,296,939
		TOTAL	5,145,011
		Financial Institution - REIT - Office—0.5%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,491,968
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,529,135
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,051,642
		TOTAL	7,072,745
		Financial Institution - REIT - Other—0.4%
370,000		Liberty Property LP, 6.625%, 10/1/2017	413,311
267,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	314,223
2,900,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	3,115,177
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	1,963,085
		TOTAL	5,805,796
		Financial Institution - REIT - Retail—0.9%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,641,758
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,631,353

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	$587,524
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,871,913
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,624,777
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,388,828
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,320,872
		TOTAL	13,067,025
		Municipal Services—0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,085,008
2,915,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,260,282
		TOTAL	5,345,290
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,399,696
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,199,534
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,228,872
		TOTAL	5,828,102
		Technology—2.6%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	2,864,884
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,595,146
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,689,377
725,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	811,084
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,351,000
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,523,785
4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	4,012,560
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,297,011
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,557,063
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,874,473
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,657,312
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,035,780
3,325,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	3,377,322
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	945,604
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,445,524
2,830,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	3,060,736
		TOTAL	39,098,661
		Transportation - Airlines—0.4%
7,327		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	7,349
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,543,841
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,084,745
		TOTAL	5,635,935
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,931,749
1,058,164		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,188,338
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,371,680
1,325,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,308,428
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	797,051
		TOTAL	11,597,246
		Transportation - Services—1.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,459,037
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	5,125,016
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	947,377

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	$5,621,695
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,774,771
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	945,877
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,175,000
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,253,866
		TOTAL	20,302,639
		Utility - Electric—3.3%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	814,208
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	339,802
406,434		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	438,921
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,816,150
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,319,449
1,233,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,395,094
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	142,997
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,413,750
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,658,346
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,085
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,305,603
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,027,639
225,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	237,382
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	739,866
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,168,449
1,168,347	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,235,518
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,920,487
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,138,143
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	3,122,841
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,565,541
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,390,363
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,372,314
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	903,849
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	233,256
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,644,399
76,475		Waterford 3 Funding Corp., 8.09%, 1/2/2017	76,511
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,034,025
		TOTAL	49,754,988
		Utility - Natural Gas—1.2%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	242,234
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,308,672
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,638,763
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,655,053
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	425,000
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	2,818,519
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,710,887
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,716,451
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,267,796
		TOTAL	18,783,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $970,820,892)	1,052,274,985
		MORTGAGE-BACKED SECURITIES—0.0%
2,109		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	2,408

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$2,323		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	$2,658
562		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	643
1,854		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	2,147
1,136		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	1,202
3,620		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	4,274
2,445		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,846
3,042		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,573
17,882		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	20,653
10,027		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	11,619
2,962		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,516
1,284		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,501
4,743		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	5,489
1,327		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	1,398
3,003		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	3,412
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $58,593)	67,339
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	4,386,862
1,910,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,215,562
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,654,830)	6,602,424
		FOREIGN GOVERNMENT/AGENCIES—0.3%
		Sovereign—0.3%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,040,813
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,830,781
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $3,440,101)	3,871,594
		COMMON STOCKS—0.0%
		Consumer Cyclical - Automotive—0.0%
9,169		General Motors Co.	342,095
2,127		Motors Liquidation Co.	36,904
		TOTAL	378,999
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,230,127)	381,709
		WARRANTS—0.0%
		Consumer Cyclical - Automotive—0.0%
8,336	[3]	General Motors Co., Warrants	228,240
8,336	[3]	General Motors Co., Warrants	160,718
		TOTAL WARRANTS (IDENTIFIED COST $1,377,017)	388,958
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,200,800
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,202,100

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$280,697		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $275,316)	$308,813
		INVESTMENT COMPANIES—28.1%[7]
4,190,908	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	4,190,908
64,694,113		High Yield Bond Portfolio	418,570,912
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $503,634,069)	422,761,820
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $1,491,476,235)[9]	1,491,859,742
		OTHER ASSETS AND LIABILITIES - NET—1.0%[10]	15,369,480
		TOTAL NET ASSETS—100%	$1,507,229,222
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $206,948,819, which represented 13.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $195,796,522, which represented 13.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$4,058,254	$2,633,976
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,126,649
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996-9/29/1999	$4,048,581	$5,391,671
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holding.
8	7-day net yield.
9	At February 28, 2015, the cost of investments for federal tax purposes was $1,491,476,235. The net unrealized appreciation of investments for federal tax purposes was $383,507. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $91,623,950 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,240,443.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibilty for determining the fair value of investments for which market quotations are not readily availiable. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,049,641,008	$2,633,977	$1,052,274,985
Mortgage-Backed Securities	—	67,339	—	67,339
Municipal Bonds	—	6,602,424	—	6,602,424
Foreign Governments/Agencies	—	3,871,594	—	3,871,594
Collateralized Mortgage Obligation	—	308,813	—	308,813
Equity Securities:
Common Stocks
Domestic	381,709	—	—	381,709
Preferred Stocks
Domestic	5,200,800	—	1,300	5,502,100
Warrants	388,958	—	—	388.958
Investment Companies[1]	4,190,908	418,570,912[2]	—	422,761,820
TOTAL SECURITIES	$10,162,375	$1,479,062,090	$2,635,277	$1,491,859,742
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $421,805,617 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
GO	—General Obligation
GTD	—Guaranteed
LLC	—Limited Liability Corporation
LP	—Limited Partnership
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SA	—Support Agreement

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015